Inventories, net - Allowance for Obsolescence (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Activity in the allowance for obsolescence
Balance at beginning of year	€ (911.5)	€ (693.2)
Additions for the year	(469.4)	(554.7)	€ (485.3)
Effect of changes in exchange rates	6.1	(1.7)
Utilization of the reserve	602.0	338.1
Balance at end of year	€ (772.8)	€ (911.5)	€ (693.2)